Related Party Transactions (Details Narrative) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Nov. 03, 2022	Oct. 08, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts receivable, related parties	$ 3,793,000	$ 3,748,000			$ 3,793,000		$ 3,793,000		$ 3,748,000	$ 3,784,000
Expenses related to service										500,000
Legal settlements receivable percentage	50.00%	50.00%			50.00%		50.00%		50.00%
Interest Income, Operating						$ 1,000		$ 110,000	$ 165,000
[custom:StockIssuedDuringPeriodSharesInvestmentInEquitySecurities]	5,745,678	6,446,946
License and Supply Agreement [Member] | Fifty Percent of Anticipated Net Price [Member]
Related Party Transaction [Line Items]
Revenue from sales				$ 30,000,000
License and Supply Agreement [Member] | Forty Percent of Anticipated Net Price [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Revenue from sales				30,000,000
License and Supply Agreement [Member] | Forty Percent of Anticipated Net Price [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Revenue from sales				50,000,000
License and Supply Agreement [Member] | Thirty Percent of Anticipated Net Price [Member]
Related Party Transaction [Line Items]
Revenue from sales				$ 50,000,000
Service Agreements [Member]
Related Party Transaction [Line Items]
Accounts receivable, related parties		$ 6,500,000							6,500,000
Share Purchase Agreement [Member]
Related Party Transaction [Line Items]
Start-up cost financing and reimbursements									0
Biofrontera Pharma GmbH [Member]
Related Party Transaction [Line Items]
Interest Income, Operating								100,000
Biofrontera Pharma GmbH [Member] | License and Supply Agreement [Member]
Related Party Transaction [Line Items]
Related party costs					5,100,000	5,200,000	18,800,000	16,600,000	16,600,000	9,400,000
Accounts payable related parties	$ 7,000,000.0	1,300,000			7,000,000.0		7,000,000.0		1,300,000	300,000
Biofrontera Pharma GmbH [Member] | Clinica Lamp Lease Agreement [Member]
Related Party Transaction [Line Items]
Revenue from sales					100,000		100,000		100,000	100,000
Accounts receivable, related parties	100,000	100,000			100,000		100,000		100,000	100,000
Biofrontera AG [Member]
Related Party Transaction [Line Items]
Due from related parties		3,700,000							3,700,000
Loss Contingency, Receivable	$ 2,800,000	6,400,000			$ 2,800,000		$ 2,800,000		6,400,000	11,300,000
Legal settlements receivable percentage	50.00%				50.00%		50.00%
Interest Income, Operating									100,000	0.0
Biofrontera AG [Member] | Service Agreements [Member]
Related Party Transaction [Line Items]
Accounts payable related parties	$ 200,000	200,000			$ 200,000		$ 200,000		200,000	200,000
Expenses related to service									700,000	700,000
Expenses related to service					$ 100,000	$ 200,000	200,000	$ 600,000
Due from related parties		$ 6,400,000							6,400,000
Maruho Co, Ltd. [Member] | Cutanea Acquisition Agreement [Member]
Related Party Transaction [Line Items]
Accounts receivable, related parties										100,000
Due from related parties										$ 0
Maruho Co, Ltd. [Member] | Share Purchase and Transfer Agreement [Member]
Related Party Transaction [Line Items]
[custom:StockIssuedDuringPeriodValuesInvestmentInEquitySecurities]							$ 3,300,000		$ 10,500,000
[custom:StockIssuedDuringPeriodSharesInvestmentInEquitySecurities]							5,745,678		6,466,949
[custom:StockIssuedDuringPeriodSharesPurchase]			1,674,996
[custom:TotalNumberOfSharesPurchased]			6,466,946
[custom:StockIssuedDuringPeriodValuesPurchase]			$ 1,700,000